Available for Sale Securities Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 50,857	$ 43,931
Level 1 | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		25
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	50,857	43,931	43,175
Fair Value, Recurring | U. S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	15,358	9,041	11,801
Fair Value, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	11,053	12,926	12,868
Fair Value, Recurring | Mortgage-backed securities-Government sponsored entities (GSE) residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	24,190	21,665	18,198
Fair Value, Recurring | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	13	25	11
Fair Value, Recurring | SBA guaranteed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	243	274	297
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	13	25	11
Fair Value, Recurring | Level 1 | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	13	25	11
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	50,844	43,906	43,164
Fair Value, Recurring | Level 2 | U. S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	15,358	9,041	11,801
Fair Value, Recurring | Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	11,053	12,926	12,868
Fair Value, Recurring | Level 2 | Mortgage-backed securities-Government sponsored entities (GSE) residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	24,190	21,665	18,198
Fair Value, Recurring | Level 2 | SBA guaranteed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	243	274	297
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | U. S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | Mortgage-backed securities-Government sponsored entities (GSE) residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | SBA guaranteed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale